NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Transactions with Total (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021	Dec. 31, 2020	Dec. 31, 2015
Related Party Transaction [Line Items]
Interest expense incurred on the 4.00% debentures acquired by Total	$ 5,822	$ 0	$ 0
Affiliated entity
Related Party Transaction [Line Items]
Revenue from related parties	283,300	225,900	231,200
Affiliated entity | TotalEnergies
Related Party Transaction [Line Items]
Accounts receivable	770	821
Accounts payable	8	0
Contract liabilities, current portion	58,852	31,069
Contract liabilities, net of current portion	4,319	23,840
Refund liabilities (Note 6)	22,146	22,566
Revenue from related parties	76,216	14,733	73,599
Affiliated entity | Debentures due 2023
Related Party Transaction [Line Items]
Stated percentage					4.00%
Interest expense incurred on the 4.00% debentures acquired by Total			11,300
Affiliated entity | Debentures due 2023 | TotalEnergies
Related Party Transaction [Line Items]
Interest expense incurred on the 4.00% debentures acquired by Total	$ 0	$ 0	$ 2,667	$ 2,700